Employee Benefit Plan, Related-Party and Party-in-Interest Transactions - EBP 62-1612879-001 - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Related Party and Party-in-Interest Transactions	PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS
As of December 31, 2025 and 2024, the Plan's Mativ Stock Fund held shares of the Company's common stock. For the year ended December 31, 2025, the Plan purchased shares for $457,729 sold shares for $394,250, had net appreciation of $391,442, and had dividends of $99,516, related to the Mativ Stock Fund. As of December 31, 2025 and 2024, the balance of Mativ Stock Fund was $3,029,158 and $2,588,750 respectively.
5. PARTY-IN-INTEREST AND RELATED PARTY TRANSACTIONS (Continued)

Certain plan investments are shares of various investments managed by the Trustee as defined by the Plan and therefore these transactions qualify as party-in-interest transactions. The primary fees paid by the Plan relate to investment management fees charged on a daily basis to the various investments held. Party-in-interest transactions also include loans made to participants.

All of these party-in-interest transactions are exempt from the prohibited transaction rules of ERISA.

EBP, Investment Sold, Excluding Plan Interest in Master Trust, Selling Price	$ 394,250
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	17,540,727
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	548,329,606	$ 502,412,421
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment, Statement of Change in Net Asset Available for Benefit [Extensible Enumeration]	77,843,249
EBP, Investment Acquired, Excluding Plan Interest in Master Trust, Cost	$ 457,729
EBP, Plan Termination	PLAN TERMINATION
Although it has not expressed any intent to do so, the Company has the right under the Plan to discontinue its contributions at any time and to terminate the Plan subject to the provisions of ERISA. In the event of termination, all Plan participants will become fully vested in their accounts. Management of the Company has indicated it has no current intentions to terminate the Plan.

Mativ Stock Fund Level Total
EBP, Related Party and Party-in-Interest Transactions [Line Items]
EBP, Change in Net Asset Available for Benefit, Increase from Dividend Income on Investment	$ 99,516
EBP, Investment, Excluding Plan Interest in Master Trust, Fair Value	3,029,158	$ 2,588,750
EBP, Change in Net Asset Available for Benefit, Increase (Decrease) from Gain (Loss) on Investment, Statement of Change in Net Asset Available for Benefit [Extensible Enumeration]	$ 391,442